General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail) - Subsidiaries [member]	12 Months Ended
Dec. 31, 2021
Poland Legnica Sourcing Center Sp. z o.o [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-02
Ownership (%)	100.00%
Reason	New establishment
POSCO Lithium Solution Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-04
Ownership (%)	100.00%
Reason	New establishment
POSCO-HY Clean Metal Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-05
Ownership (%)	65.00%
Reason	New establishment
Consus Pf private Real Estate Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-10
Ownership (%)	66.67%
Reason	New establishment
New Energy Hub [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-10
Ownership (%)	100.00%
Reason	New establishment
POSCO INTERNATIONAL E&P MALAYSIA SDN.BHD. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-11
Ownership (%)	100.00%
Reason	New establishment
Posco Busan Newdeal Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-12
Ownership (%)	32.00%
Reason	New establishment
AGPA PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-12
Ownership (%)	100.00%
Reason	New establishment
Shinan Green Energy Co., LTD [Member]
Disclosure of subsidiaries [line items]
Date of addition	2021-12
Ownership (%)	54.53%
Reason	Acquisition of control